NON-CONTROLLING INTERESTS (Schedule of Non-controlling Interests) (Details) - USD ($)		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Disclosure of subsidiaries [line items]
Balance, Begnning	[1]	$ (41,370)	$ (12,246)
Share of net loss		(7,934)	(14,458)	[1]
Share of other comprehensive loss		45,714	(14,666)	[1]
Balance, Ending		(3,590)	(41,370)	[1]
Qinghai Found [Member]
Disclosure of subsidiaries [line items]
Balance, Begnning		(41,370)	(12,246)
Share of net loss		(7,934)	(14,458)
Share of other comprehensive loss		45,714	(14,666)
Balance, Ending		$ (3,590)	$ (41,370)

[1]	Restated for change in presentation currency (note 2(c))